Business And Oil And Gas Property Acquisitions And Dispositions	3 Months Ended
Mar. 31, 2013
Business And Oil And Gas Property Acquisitions And Dispositions	5. BUSINESS AND OIL AND GAS PROPERTY ACQUISITIONS AND DISPOSITIONS During the first quarter of 2013, we did not enter into any significant property acquisitions.